Other Assets	9 Months Ended
Sep. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

Note 3 – Other Assets

As of September 30, 2014, total other assets of the Company are approximately $1,529,158, of which $543,295 and $985,863 are current and long-term assets, respectively. The Company has (1) incurred debt and equity issuance costs of approximately $679,662, (2) unamortized exclusivity costs for the license of technology, as further discussed in “Note 5 - Commitments and Contingencies” below, of approximately $333,333, (3) prepaid deposits on a capital lease, as described in “Note 5 - Commitments and Contingencies” below, of approximately $488,633, and (4) other assets of approximately $27,530.